SCHEDULE OF FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue
Operating expenses
General and administrative expenses	396,434	42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	$ (834,895)	$ (391,949)
Operating margin	(100.00%)	(100.00%)
Other income (expenses)
Interest income	$ 13	$ 7
Change in fair value of earnout shares liability	18,731,514
Change in fair value of warrants liability	(397,553)
Forbearance fee expense	(13,226,926)
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)
Net income (loss)	$ 4,103,067	$ (501,295)